Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes
Schedule of income before income taxes

	Year Ended December 31,
	2023	2024	2025

	(In US$ thousands, except percentage)
Loss from non-China operations	$(145,244)	$(148,862)	$(1,076)
Income from China operations	648,026	569,517	606,672
Total income before income tax expenses	$502,782	$420,655	$605,596
Income tax expenses applicable to non-China operations	$45,441	$22,671	$43,867
Income tax expenses applicable to China operations	99,846	87,879	100,654
Total income tax expenses	$145,287	$110,550	$144,521
Effective tax rate for China operations	15.4%	15.4%	16.6%
Effective tax rate for the Group	28.9%	26.3%	23.9%

Schedule of current and deferred portion of income tax expense

	Year Ended December 31,
	2023	2024	2025

	(In US$ thousands)
Current income tax expense	$121,249	$92,823	$88,647
Deferred tax expense	24,038	17,727	55,874
Income tax expense	$145,287	$110,550	$144,521

Schedule of reconciliation between the statutory EIT rate and the effective tax rate for China operations

	Year Ended December 31,
	2023	2024
PRC Statutory EIT rate(1)	25.0%	25.0%
Effect on tax holiday and preferential tax treatment	(9.5)%	(11.0)%
Research and development super-deduction	(4.4)%	(5.3)%
Non-deductible expenses and non-taxable income and others	(3.5)%	(1.0)%
Change in valuation allowance	5.0%	4.4%
Effect of PRC withholding tax	8.7%	5.2%
Tax rate difference from statutory rate in other jurisdictions	7.6%	9.0%
Effective tax rate for the Group	28.9%	26.3%

	Year Ended December 31, 2025
	(In US$ thousands, except percentages)
PRC Statutory EIT rate(1)	$151,399	25.0%
Foreign Tax Effects
Cayman	14,766	2.4%
Hong Kong	(12,915)	(2.1)%
Other foreign jurisdictions	310	0.1%
Changes in Valuation Allowances	6,278	1.0%
Nontaxable and Nondeductible Items
Effect on tax holiday and preferential tax treatment	(37,011)	(6.1)%
Research and development tax credits	(18,172)	(3.0)%
Investment-related gain	(6,608)	(1.1)%
Other	1,696	0.3%
Changes in Unrecognized Tax Benefits
Stock-based compensation	(646)	(0.1)%
Other Adjustments
Effect of PRC withholding tax	41,897	6.9%
Other Adjustments	3,527	0.6%
Effective tax rate for the Group	$144,521	23.9%
(1)	The PRC statutory income tax rate is used for the reconciliation as the majority of the Group’s operations are based in the PRC.

Schedule of significant components of deferred tax assets and liabilities for China operations

	As of December 31,
	2024	2025

	(In US$ thousands)
Deferred tax assets:
Net operating loss carry forwards	$53,713	$60,196
Investment-related impairment	55,730	62,100
Depreciation, accounts receivable, accrued and other liabilities	78,202	73,809
Valuation allowance	(147,678)	(153,956)
Net deferred tax assets	$39,967	$42,149

Deferred tax liabilities:
Acquired intangible assets	$21,283	$19,462
Depreciation	1,541	1,591
Unrealized investment-related gain	12,171	30,155
Withholding tax	25,422	67,369
Others	635	725
Total deferred tax liabilities	$61,052	$119,302